Financial Risk Management - Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Company's Monetary Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	₩ 826	₩ 375	₩ 677
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(826)	(375)	(677)
USD
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	221	110	354
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(221)	(110)	(354)
JPY
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	88	109	209
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(88)	(109)	(209)
Others
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	517	156	114
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	₩ (517)	₩ (156)	₩ (114)